FORWARD FUNDS

Supplement dated July 21, 2010

to the

Forward Funds Investor Class and Institutional Class Shares Prospectus (the “No-Load Prospectus”); Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus (the “Load Prospectus”); and Forward Funds Class Z Shares Prospectus (the “Class Z Prospectus”)

each dated May 1, 2010, as supplemented

Effective August 1, 2010, Forward Management, LLC (the “Investment Advisor”) and Forward Funds (the “Trust”) will be relocating their offices. As a result, effective on that date, all references in the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus to the offices of the Investment Advisor or the Trust being located at 433 California Street, 11th Floor, San Francisco, California 94104 are replaced with the following: 101 California Street, Suite 1600, San Francisco, California 94111.

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The following information applies to the Forward High Yield Bond Fund only:

Effective as of March 31, 2010, the sub-advisor to the Forward High Yield Bond Fund, First Western Investment Management, Inc., changed its name to “First Western Capital Management, Inc.” Accordingly, effective immediately, all references to “First Western Investment Management, Inc.” in the No-Load Prospectus, the Load Prospectus, and the Class Z Prospectus are deleted and replaced with “First Western Capital Management, Inc.”

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The following information applies to the Forward Tactical Growth Fund only:

Effective immediately, the Forward Tactical Growth Fund will disclose its portfolio holdings as of the end of each month on its website at www.forwardfunds.com. Accordingly, effective immediately, the following paragraph replaces the first paragraph under the heading “Portfolio Holdings Disclosure” on page 129 of the No-Load Prospectus and page 133 of the Load Prospectus:

Forward Funds discloses all portfolio holdings of each Fund, except for the Forward Long/Short Credit Analysis Fund, as of the end of each month on its website at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). Forward Funds discloses the portfolio holdings of the Forward Long/Short Credit Analysis Fund quarterly on its website at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

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Effective as of July 12, 2010, the sub-advisor to the Forward Tactical Growth Fund, Broadmark Asset Management, LLC relocated its offices. Accordingly, effective immediately, the second sentence of the first paragraph under the heading “Management of the Funds – Sub-Advisors/Portfolio Managers – Forward Tactical Growth Fund” on page 114 of the No-Load Prospectus and page 113 of the Load Prospectus is replaced with the following:

Broadmark is located at 300 Drakes Landing Road, Suite 150, Greenbrae, California 94904.

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The following information applies to the Forward Long/Short Credit Analysis Fund only:

Effective immediately, the information concerning the following principal risks with respect to the Forward Long/Short Credit Analysis Fund as contained in the table identifying the principal and non-principal risks of the Forward Funds on page 98 of the No-Load Prospectus and page 96 of the Load Prospectus shall be revised as follows:

RISKS:	Forward Long/Short Credit Analysis Fund
Emerging Market and Frontier Market Securities	P

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP MISC STAT 07212010

FORWARD FUNDS

Supplement dated July 21, 2010

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010, as supplemented

Effective August 1, 2010, Forward Management, LLC (the “Investment Advisor”) and Forward Funds (the “Trust”) will be relocating their offices. As a result, effective August 1, 2010, all references in the SAI to the offices of the Investment Advisor or the Trust being located at 433 California Street, 11th Floor, San Francisco, California 94104 are replaced with the following: 101 California Street, Suite 1600, San Francisco, California 94111.

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Effective September 1, 2010, the information concerning the fee paid by the Trust to the Investment Advisor as compensation for providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Trust, as contained in the second sentence of the paragraph under the heading “INVESTMENT ADVISORY AND OTHER SERVICES – Other Service Providers” on page 66 of the SAI, shall be revised as follows:

In addition, as noted above, the Trust has agreed to pay the Investment Advisor a fee in the amount of $300,000 per annum as compensation for providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Funds (each Fund bearing its pro rata share of the fee), plus the cost of reasonable expenses related to the performance of the Chief Compliance Officer’s duties, including travel expenses, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Funds.

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Effective immediately, the third sentence of non-fundamental investment restriction 13 under the heading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Forward Growth Fund and Forward Banking and Finance Fund” on page 77 of the SAI, which contains an inaccurate reference to an appendix to the SAI, is deleted.

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The following information applies to the Forward High Yield Bond Fund only:

Effective as of March 31, 2010, the sub-advisor to the Forward High Yield Bond Fund, First Western Investment Management, Inc., changed its name to “First Western Capital Management, Inc.” Accordingly, effective immediately, all references to “First Western Investment Management, Inc.” in the SAI are deleted and replaced with “First Western Capital Management, Inc.”

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The following information applies to the Forward Tactical Growth Fund only:

Effective immediately, the Forward Tactical Growth Fund will disclose its portfolio holdings as of the end of each month on its website at www.forwardfunds.com. Accordingly, effective immediately, the following information replaces the first and second paragraphs under the heading “PORTFOLIO HOLDINGS DISCLOSURE – Public Disclosures on Web Site” on page 12 of the SAI:

Forward Funds discloses all portfolio holdings of each Fund, except for the Forward Long/Short Credit Analysis Fund, as of the end of each month on its web site at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). Forward Funds discloses the portfolio holdings of the Forward Long/Short Credit Analysis Fund quarterly on its web site at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

The portfolio holdings for each month, except for the Forward Long/Short Credit Analysis Fund, will remain available on the web site for a minimum of six months following the date posted. For the Forward Long/Short Credit Analysis Fund, the portfolio holdings for each quarter will remain available on the web site for a minimum of six months following the date posted. In addition, the Forward Funds may, at the discretion of the Investment Advisor, publicly disclose portfolio holdings information at any time with respect to securities held by the Funds that are in default, distressed, or experiencing a negative credit event. Any such disclosure will be broadly disseminated via the Funds’ website or other means.

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Effective as of July 12, 2010, the sub-advisor to the Forward Tactical Growth Fund, Broadmark Asset Management, LLC relocated its offices. Accordingly, effective immediately, the second sentence of the first paragraph under the heading “INVESTMENT ADVISORY AND OTHER SERVICES – Sub-Advisors – Forward Tactical Growth Fund” on page 17 of the SAI is replaced with the following:

Broadmark is located at 300 Drakes Landing Road, Suite 150, Greenbrae, California 94904.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP MISC SAI 07212010